Shareholders' Equity - Schedule of Share-Based Compensation (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule Of Share Based Compensation [Abstract]
Number of restricted share unit outstanding, Beginning Balance (in Shares)
Weighted average grant date fair value, Beginning Balance
Aggregate intrinsic value, Beginning Balance	[1]
Number of restricted share unit outstanding, Granted (in Shares)		999,750
Weighted average grant date fair value,Granted		$ 11.67
Aggregate intrinsic value, Granted	[1]
Number of restricted share unit outstanding, Vested (in Shares)	[2]	699,828
Weighted average grant date fair value, Vested	[2]	$ 11.67
Aggregate intrinsic value, Vested	[1],[2]
Number of restricted share unit outstanding, Forfeited (in Shares)
Weighted average grant date fair value, Forfeited
Aggregate intrinsic value, Forfeited	[1]
Number of restricted share unit outstanding, Ending Balance (in Shares)		299,922
Weighted average grant date fair value, Ending Balance		$ 11.67
Aggregate intrinsic value, Ending Balance	[1]	$ 2,900,246

[1]	The intrinsic value of nonvested restricted share units as of December 31, 2025 was calculated using the Company’s closing market price of $9.67 per share on that date.
[2]	Number of shares vested in the first phase represented 70% of the total grant. Based on this percentage, the issuance was initially calculated to be 699,825 shares. Following allocation among the individual recipients, minor rounding adjustments resulted in an aggregate issuance of 699,828 shares. The discrepancy of three shares was solely due to rounding differences and is not considered material to the Company’s total share capital.